Commitments and Contingencies - Schedule of Future Minimum Payments of Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Mar. 01, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease
2020 (remaining 3 months)	$ 60
2021	616			$ 108
2022	757			0
2023	780			0
2024	803			0
Thereafter	6,010
Total minimum lease payments	9,026			108
Less: imputed interest	(4,277)			0
Total future minimum lease payments	4,749	$ 4,500	$ 707	108
Less: current obligations under leases	0			(108)
Noncurrent lease obligations	4,749			0
Finance lease
2020 (remaining 3 months)	3
2021	10			10
2022	10			10
2023	10			10
2024	5			10
Thereafter	0
Total minimum lease payments	38			46
Less: imputed interest	(5)			(9)
Total future minimum lease payments	33			37
Less: current obligations under leases	(8)			(6)	$ (25)
Noncurrent lease obligations	$ 25			$ 31	$ 7